SPINNAKER ETF SERIES

Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF
Fieldstone UVA Dividend Value ETF

Supplement to the
Prospectus, Summary Prospectus, and
Statement of Additional Information

August 20, 2019
This supplement to the Prospectus, Summary Prospectus, and Statement of Additional Information dated November 1, 2018 for the Fieldstone UVA Unconstrained Medium-Term Fixed Income ETF and Fieldstone UVA Dividend Value ETF (the “Funds”), each a series of the Spinnaker ETF Series (the “Trust”), updates the information described below.  For further information, please contact the Funds toll-free at 1-800-773-3863.  You may obtain additional copies of the Prospectus, Summary Prospectus, and Statement of Additional Information free of charge, by writing to the Funds at Post Office Box 4365, Rocky Mount, North Carolina 27803 or calling the Fund toll-free at the number above.
Name Change
Effective on June 18, 2019 the names of the Funds were changed to “UVA Unconstrained Medium-Term Fixed Income ETF” and “UVA Dividend Value ETF.”
The second paragraph under the section titled “Principal Investment Strategies” on pages 11 and 26 of the Prospectus and page 2 of the Summary Prospectus, is replaced in its entirety with the following:
The fixed income and other income-producing instruments in which the Fund invests will typically be investment grade (rated BBB or better by either Moody’s Investors Services, Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and unrated securities considered by the Sub-Adviser to be of comparable credit quality). The Fund may, however, invest up to 5% of its total assets in fixed income and other income-producing instruments that are below investment grade, including “junk”, (rated below BB and those that are unrated but determined by the Sub-Adviser to be of comparable credit quality (“the below investment grade bucket”)). The Sub-Adviser considers all mortgage-backed securities to be eligible for purchase regardless of their credit rating or lack thereof, and such securities, if present in the Fund, do not count toward “the below investment grade bucket.”

Investors Should Retain This Supplement for Future Reference